Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Income tax expense
Summary of income tax expense

	2023	2022	2021
	£m	£m	£m
Current tax expense	94	76	57
Adjustment in respect of previous periods	(8)	2	(3)
Total current tax	86	78	54
Deferred tax expense/(credit)	30	(3)	21
Deferred tax adjustment in respect of previous periods	(4)	(11)	(13)
Total deferred tax	26	(14)	8
Total income tax expense	112	64	62

Summary of reconciliation between income tax expense and accounting loss

	2023	2022	2021
	£m	£m	£m
Profit before tax	493	296	325
Tax calculated at domestic tax rates applicable to profits in the respective countries	123	69	77
Adjustment in respect of previous periods	(12)	(9)	(16)
Expenses not deductible for tax purposes – one-off and adjusting items	1	9	3
Expenses not deductible for tax purposes – other	6	3	3
Income not subject to tax	(2)	(5)	(1)
Impairment of goodwill	—	5	—
Goodwill deductions and revaluation of intangible assets	—	—	(2)
Deferred tax recognised on losses	(3)	(1)	(4)
Deferred tax impact of change in tax rates	—	(7)	(4)
Provisions utilised for which no deferred tax assets were recognised	—	(1)	(1)
Local business taxes	1	1	1
US BEAT liability	1	—	5
Tax credits	(2)	—	—
Other	(1)	—	1
Total tax expense	112	64	62